Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond ETF
May 31, 2024
CPB-NPRT3-0724
1.9904947.102
Corporate Bonds - 44.7%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		2,000	1,521
3.375% 8/15/26		14,000	8,959
			10,480
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		2,000	1,875

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		1,000	1,024
Wolfspeed, Inc. 1.875% 12/1/29		7,000	3,892
			4,916
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		1,000	974
4.375% 3/15/27(b)		1,000	983
			1,957
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		2,000	1,659
Redfin Corp. 0.5% 4/1/27		8,000	4,400
			6,059
TOTAL REAL ESTATE			8,016

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,000	1,030

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		3,000	2,723
Sunnova Energy International, Inc. 0.25% 12/1/26		2,000	872
			3,595
TOTAL UTILITIES			4,625

TOTAL CONVERTIBLE BONDS			29,912
Nonconvertible Bonds - 44.4%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.4%
Altice France SA 5.125% 7/15/29 (b)		10,000	6,707
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		1,000	945
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		5,000	5,174
IHS Holding Ltd.:
5.625% 11/29/26(b)		1,000	946
6.25% 11/29/28(b)		1,000	894
Iliad Holding SAS 8.5% 4/15/31 (b)		3,000	3,038
Level 3 Financing, Inc.:
4% 4/15/31(b)		11,000	6,008
11% 11/15/29(b)		1,333	1,367
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		2,000	1,320
TELUS Corp. 3.4% 5/13/32		45,000	38,927
Verizon Communications, Inc. 5.05% 5/9/33		95,000	93,474
			158,800
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		55,000	47,737

Media - 1.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		5,000	4,500
Altice Financing SA 5.75% 8/15/29 (b)		7,000	5,196
Altice France Holding SA:
6% 2/15/28(b)		6,000	1,868
10.5% 5/15/27(b)		1,000	370
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	3,725
4.75% 3/1/30(b)		3,000	2,556
4.75% 2/1/32(b)		10,000	8,052
5.5% 5/1/26(b)		5,000	4,938
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		3,000	2,834
7.5% 6/1/29(b)		1,000	821
7.875% 4/1/30(b)		5,000	4,973
9% 9/15/28(b)		8,000	8,326
CSC Holdings LLC:
3.375% 2/15/31(b)		10,000	5,856
4.625% 12/1/30(b)		6,000	2,523
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		5,000	4,695
DISH DBS Corp. 5.75% 12/1/28 (b)		3,000	2,090
DISH Network Corp. 11.75% 11/15/27 (b)		3,000	3,010
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		2,000	1,884
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,167
Univision Communications, Inc.:
7.375% 6/30/30(b)		8,000	7,581
8% 8/15/28(b)		5,000	4,925
8.5% 7/31/31(b)(c)		5,000	4,917
Warnermedia Holdings, Inc.:
4.279% 3/15/32		54,000	47,261
5.141% 3/15/52		56,000	44,207
Ziggo Bond Co. BV 6% 1/15/27 (b)		2,000	1,963
			184,238
Wireless Telecommunication Services - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)		1,000	973
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		6,000	5,721
Millicom International Cellular SA 4.5% 4/27/31 (b)		1,000	855
			7,549
TOTAL COMMUNICATION SERVICES			398,324

CONSUMER DISCRETIONARY - 3.5%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		4,000	3,106
Macquarie AirFinance Holdings:
6.5% 3/26/31(b)		5,000	5,077
8.375% 5/1/28(b)		5,000	5,258
ZF North America Capital, Inc. 6.75% 4/23/30 (b)		5,000	5,060
			18,501
Automobiles - 0.3%
General Motors Co. 5.4% 10/15/29		20,000	19,826
McLaren Finance PLC 7.5% 8/1/26 (b)		2,000	1,726
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(d)(e)		9,000	8,848
			30,400
Broadline Retail - 0.1%
Kohl's Corp. 4.25% 7/17/25		2,000	1,949
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		2,000	1,926
Nordstrom, Inc. 4.375% 4/1/30		4,000	3,637
			7,512
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		6,000	5,970
Sotheby's 7.375% 10/15/27 (b)		5,000	4,352
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,409
			12,731
Hotels, Restaurants & Leisure - 0.5%
Aramark Services, Inc. 5% 2/1/28 (b)		2,000	1,912
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		4,000	3,620
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		13,000	11,025
5.875% 4/1/29(b)		5,000	4,957
6.125% 4/1/32(b)		5,000	4,943
Life Time, Inc.:
5.75% 1/15/26(b)		4,000	3,977
8% 4/15/26(b)		11,000	11,074
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	5,648
Royal Caribbean Cruises Ltd. 6.25% 3/15/32 (b)		5,000	4,977
Yum! Brands, Inc. 4.625% 1/31/32		7,000	6,376
			58,509
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		5,000	4,991
Landsea Homes Corp. 8.875% 4/1/29 (b)		1,000	969
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,000	1,940
			7,900
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		5,000	4,981

Specialty Retail - 1.9%
At Home Group, Inc. 4.875% 7/15/28 (b)		4,000	1,700
Bath & Body Works, Inc. 6.75% 7/1/36		2,000	1,990
Carvana Co.:
4.875% 9/1/29(b)		1,000	700
5.625% 10/1/25(b)		2,000	1,930
12% 12/1/28 pay-in-kind(b)(d)		2,109	2,205
13% 6/1/30 pay-in-kind(b)(d)		1,000	1,029
14% 6/1/31 pay-in-kind(b)(d)		4,191	4,416
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	4,515
Lowe's Companies, Inc.:
3.75% 4/1/32		50,000	45,220
4.25% 4/1/52		50,000	39,279
Michaels Companies, Inc. 5.25% 5/1/28 (b)		12,000	9,733
Sally Holdings LLC 6.75% 3/1/32		5,000	4,905
Staples, Inc.:
7.5% 4/15/26(b)		6,000	5,999
10.75% 4/15/27(b)		4,000	3,561
10.75% 9/1/29(b)(c)		5,000	4,838
The Home Depot, Inc. 3.25% 4/15/32		50,000	44,066
TJX Companies, Inc. 3.875% 4/15/30		40,000	37,730
			213,816
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		2,000	1,739
Tapestry, Inc. 3.05% 3/15/32		55,000	44,222
			45,961
TOTAL CONSUMER DISCRETIONARY			400,311

CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		5,000	4,620

Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)		3,000	2,806
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		55,000	39,246
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000	1,478
KeHE Distributor / Nextwave 9% 2/15/29 (b)		5,000	5,065
Performance Food Group, Inc. 4.25% 8/1/29 (b)		3,000	2,726
Sigma Holdco BV 7.875% 5/15/26 (b)		3,000	2,918
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,673
			57,912
Food Products - 1.0%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,888
General Mills, Inc. 2.25% 10/14/31		115,000	94,305
Post Holdings, Inc.:
4.5% 9/15/31(b)		5,000	4,426
4.625% 4/15/30(b)		3,000	2,724
6.25% 2/15/32(b)		5,000	4,970
			111,313
TOTAL CONSUMER STAPLES			173,845

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		6,000	5,930
CGG SA 8.75% 4/1/27 (b)		10,000	9,577
Oceaneering International, Inc. 6% 2/1/28		6,000	5,912
Vallourec SA 7.5% 4/15/32 (b)		7,000	7,203
			28,622
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp.:
7.125% 2/1/26(b)		13,000	13,066
8.25% 6/15/29(b)(c)		5,000	5,008
Canacol Energy Ltd. 5.75% 11/24/28 (b)		3,000	1,574
CNX Midstream Partners LP 4.75% 4/15/30 (b)		1,000	899
CNX Resources Corp.:
6% 1/15/29(b)		2,000	1,952
7.25% 3/1/32(b)		5,000	5,069
7.375% 1/15/31(b)		5,000	5,088
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		3,000	3,082
CVR Energy, Inc. 5.75% 2/15/28 (b)		3,000	2,769
EG Global Finance PLC 12% 11/30/28 (b)		8,000	8,286
Energean PLC 6.5% 4/30/27 (b)		5,000	4,713
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		4,000	3,938
Golar LNG Ltd. 7% 10/20/25 (b)		2,000	1,984
Harbour Energy PLC 5.5% 10/15/26 (b)		1,000	979
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		1,000	949
7.75% 5/1/27(b)		1,000	974
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,558
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		3,000	2,603
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		9,000	8,471
8.75% 3/15/29(b)		3,000	2,880
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	4,067
Permian Resources Operating LLC 5.875% 7/1/29 (b)		4,000	3,905
Prairie Acquiror LP 9% 8/1/29 (b)		5,000	5,138
Southwestern Energy Co. 5.375% 3/15/30		3,000	2,886
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		12,000	11,012
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		8,000	7,833
Tullow Oil PLC:
7% 3/1/25(b)		1,000	967
10.25% 5/15/26(b)		1,000	966
			125,616
TOTAL ENERGY			154,238

FINANCIALS - 12.6%
Banks - 7.4%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	104,713
Bank of America Corp.:
2.456% 10/22/25(d)		130,000	128,318
2.687% 4/22/32(d)		40,000	33,617
5.015% 7/22/33(d)		24,000	23,384
BNP Paribas SA 0.875% 7/11/30 (Reg. S) (d)	EUR	100,000	93,151
Citigroup, Inc. 2.014% 1/25/26 (d)		130,000	126,844
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		10,000	9,398
6% 4/15/25(b)		3,000	2,984
JPMorgan Chase & Co.:
0.768% 8/9/25(d)		130,000	128,763
2.963% 1/25/33(d)		40,000	33,891
4.912% 7/25/33(d)		13,000	12,598
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (d)	GBP	100,000	114,029
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(d)		15,000	14,923
6.499% 3/9/29(d)		10,000	10,195
UniCredit SpA 5.861% 6/19/32 (b)(d)		2,000	1,959
Western Alliance Bancorp. 3% 6/15/31 (d)		4,000	3,580
			842,347
Capital Markets - 2.5%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		3,000	2,386
Goldman Sachs Group, Inc.:
3.102% 2/24/33(d)		19,000	16,125
3.615% 3/15/28(d)		70,000	66,757
Morgan Stanley:
0.864% 10/21/25(d)		140,000	137,308
4.889% 7/20/33(d)		31,000	29,704
State Street Corp. 3.031% 11/1/34 (d)		45,000	39,459
			291,739
Consumer Finance - 0.7%
Ally Financial, Inc.:
2.2% 11/2/28		55,000	47,425
5.75% 11/20/25		1,000	995
Encore Capital Group, Inc. 8.5% 5/15/30 (b)		5,000	5,005
OneMain Finance Corp.:
3.5% 1/15/27		5,000	4,624
3.875% 9/15/28		13,000	11,564
PRA Group, Inc. 8.875% 1/31/30 (b)		5,000	4,944
SLM Corp. 4.2% 10/29/25		3,000	2,921
			77,478
Financial Services - 0.3%
Block, Inc.:
3.5% 6/1/31		12,000	10,279
6.5% 5/15/32(b)		5,000	5,046
GGAM Finance Ltd.:
6.875% 4/15/29(b)		5,000	5,038
7.75% 5/15/26(b)		5,000	5,095
8% 2/15/27(b)		2,000	2,058
8% 6/15/28(b)		5,000	5,177
Gn Bondco LLC 9.5% 10/15/31 (b)		3,000	2,733
			35,426
Insurance - 1.6%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	91,382
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	90,698
			182,080
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.:
6.25% 10/15/25(b)		1,000	991
8% 4/1/29(b)		5,000	4,866
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		2,000	1,964
7.25% 4/1/29(b)		5,000	4,973
			12,794
TOTAL FINANCIALS			1,441,864

HEALTH CARE - 3.9%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		100,000	91,618
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		7,000	4,181
			95,799
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 5.125% 3/1/30 (b)		8,000	6,988
Embecta Corp. 5% 2/15/30 (b)		6,000	4,962
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		7,000	6,940
			18,890
Health Care Providers & Services - 1.7%
Akumin, Inc. 8% 8/1/28 (b)		4,000	3,140
AMN Healthcare 4% 4/15/29 (b)		5,000	4,430
Cano Health, Inc. 6.25% 10/1/28 (b)(f)		4,000	5
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		18,000	14,212
5.25% 5/15/30(b)		5,000	4,151
6.875% 4/15/29(b)		9,000	7,043
10.875% 1/15/32(b)(c)		1,000	1,033
Cigna Group 3.4% 3/15/51		55,000	37,375
DaVita, Inc. 3.75% 2/15/31 (b)		6,000	5,035
Encompass Health Corp. 4.625% 4/1/31		5,000	4,519
Humana, Inc. 3.7% 3/23/29		70,000	65,269
LifePoint Health, Inc.:
5.375% 1/15/29(b)		6,000	5,065
10% 6/1/32(b)		5,000	5,018
Modivcare, Inc. 5.875% 11/15/25 (b)		6,000	5,966
Owens & Minor, Inc. 6.625% 4/1/30 (b)		3,000	2,852
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		4,000	3,446
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		1,792	1,651
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		5,000	5,038
Tenet Healthcare Corp. 6.125% 10/1/28		20,000	19,812
			195,060
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		2,000	1,955
5% 5/15/27(b)		3,000	2,914
			4,869
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		2,000	1,809

Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	61,844
Bristol-Myers Squibb Co. 2.95% 3/15/32		25,000	21,449
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31(b)		7,000	6,186
6.75% 5/15/34(b)		5,000	4,982
Zoetis, Inc. 2% 5/15/30		50,000	41,754
			136,215
TOTAL HEALTH CARE			452,642

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6% 2/15/28(b)		11,000	10,821
7% 6/1/32(b)(c)		5,000	5,018
7.25% 7/1/31(b)		5,000	5,104
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		2,000	2,185
TransDigm, Inc. 6.375% 3/1/29 (b)		5,000	4,989
			28,117
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/30 (b)		9,000	8,799

Building Products - 0.7%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		1,000	998
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	4,902
Carrier Global Corp. 2.493% 2/15/27		70,000	65,169
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	3,253
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		2,000	1,907
			76,229
Commercial Services & Supplies - 0.4%
APX Group, Inc.:
5.75% 7/15/29(b)		6,000	5,696
6.75% 2/15/27(b)		1,000	996
Artera Services LLC 8.5% 2/15/31 (b)		13,000	13,283
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		5,000	5,368
Covanta Holding Corp. 4.875% 12/1/29 (b)		14,000	12,759
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		3,000	2,865
Stericycle, Inc. 3.875% 1/15/29 (b)		12,000	10,896
			51,863
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		3,000	2,812
Railworks Holdings LP 8.25% 11/15/28 (b)		5,000	5,050
			7,862
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,535
Sensata Technologies BV:
4% 4/15/29(b)		4,000	3,634
5% 10/1/25(b)		5,000	5,036
			12,205
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		3,000	2,737
5.75% 7/15/27(b)		8,000	7,680
Uber Technologies, Inc. 4.5% 8/15/29 (b)		17,000	16,026
			26,443
Industrial Conglomerates - 0.9%
Honeywell International, Inc. 1.75% 9/1/31		55,000	44,384
Trane Technologies Financing Ltd. 3.8% 3/21/29		60,000	56,833
			101,217
Machinery - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)		2,000	2,160
Otis Worldwide Corp. 2.565% 2/15/30		50,000	43,539
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		2,000	1,978
			47,677
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		3,000	2,673

Passenger Airlines - 0.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		2,000	1,844
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		2,000	1,502
			3,346
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,000	1,001
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	995
United Rentals North America, Inc. 6.125% 3/15/34 (b)		5,000	4,905
			6,901
TOTAL INDUSTRIALS			373,332

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
HTA Group Ltd. 7.5% 6/4/29 (b)(c)		12,000	11,920
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,000	2,909
			14,829
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC/EMC Corp. 6.2% 7/15/30		45,000	47,074
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		5,000	5,033
TTM Technologies, Inc. 4% 3/1/29 (b)		4,000	3,623
			55,730
IT Services - 0.2%
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		2,000	1,855
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		12,000	10,721
Virtusa Corp. 7.125% 12/15/28 (b)		6,000	5,457
			18,033
Semiconductors & Semiconductor Equipment - 0.9%
Entegris, Inc.:
3.625% 5/1/29(b)		9,000	7,997
5.95% 6/15/30(b)		10,000	9,843
Micron Technology, Inc. 2.703% 4/15/32		55,000	45,370
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		50,000	41,540
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,000	913
			105,663
Software - 0.5%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		3,000	2,845
8.25% 6/30/32(b)		5,000	5,050
9% 9/30/29(b)		7,000	6,774
Elastic NV 4.125% 7/15/29 (b)		9,000	8,047
Gen Digital, Inc.:
5% 4/15/25(b)		7,000	6,939
7.125% 9/30/30(b)		3,000	3,046
NCR Voyix Corp. 5.125% 4/15/29 (b)		3,000	2,786
Open Text Corp.:
3.875% 2/15/28(b)		3,000	2,757
3.875% 12/1/29(b)		7,000	6,164
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,445
4.125% 12/1/31(b)		2,000	1,721
Rackspace Finance LLC 3.5% 5/15/28 (b)		1,670	659
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,032
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,000	913
			57,178
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		3,000	2,633
5.75% 12/1/34		2,000	1,892
8.25% 12/15/29(b)		5,000	5,349
Western Digital Corp.:
2.85% 2/1/29		1,000	862
3.1% 2/1/32		1,000	811
			11,547
TOTAL INFORMATION TECHNOLOGY			262,980

MATERIALS - 2.2%
Chemicals - 1.2%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		3,000	2,675
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,224
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	66,249
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		3,307	2,737
Methanex Corp.:
5.125% 10/15/27		5,000	4,828
5.65% 12/1/44		15,000	13,073
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,000	877
8.5% 11/15/28(b)		5,000	5,303
9% 2/15/30(b)		5,000	5,289
Olin Corp. 5% 2/1/30		5,000	4,698
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		9,000	8,343
9.75% 11/15/28(b)		2,000	2,127
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		1,000	942
The Chemours Co. LLC 4.625% 11/15/29 (b)		13,000	11,086
			133,451
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		6,000	6,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		2,000	1,909
			7,909
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		5,000	4,128
6% 6/15/27(b)		1,000	978
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 4/30/25 (b)		4,000	3,938
Berry Global, Inc. 5.625% 7/15/27 (b)		10,000	9,868
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		2,000	1,968
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		5,000	4,908
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)		5,000	5,010
OI European Group BV 4.75% 2/15/30 (b)		3,000	2,749
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)		5,000	4,998
			38,545
Metals & Mining - 0.6%
ATI, Inc.:
4.875% 10/1/29		6,000	5,607
7.25% 8/15/30		5,000	5,119
Eldorado Gold Corp. 6.25% 9/1/29 (b)		6,000	5,693
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	10,586
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		9,000	8,811
FMG Resources August 2006 Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,777
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		2,000	1,973
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,813
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,425
			62,804
Paper & Forest Products - 0.0%
LABL, Inc.:
6.75% 7/15/26(b)		1,000	988
10.5% 7/15/27(b)		1,000	973
Mercer International, Inc. 5.125% 2/1/29		3,000	2,627
			4,588
TOTAL MATERIALS			247,297

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		70,000	54,565
Boston Properties, Inc.:
2.45% 10/1/33		75,000	55,445
6.75% 12/1/27		8,000	8,225
Brixmor Operating Partnership LP 5.75% 2/15/35		30,000	29,724
Corporate Office Properties LP 2% 1/15/29		40,000	33,834
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	46,348
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,640
5% 10/15/27		10,000	8,196
5.25% 8/1/26		1,000	908
Omega Healthcare Investors, Inc. 3.25% 4/15/33		2,000	1,602
Park Intermediate Holdings LLC 7% 2/1/30 (b)		5,000	5,033
Prologis LP 2.875% 11/15/29		65,000	58,106
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		17,000	11,504
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
10.5% 2/15/28(b)		8,000	8,001
10.5% 2/15/28(b)		2,000	2,000
VICI Properties LP 6.125% 4/1/54		2,000	1,916
WP Carey, Inc. 2.45% 2/1/32		70,000	56,207
			385,254
Real Estate Management & Development - 1.3%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		800	695
CBRE Group, Inc. 2.5% 4/1/31		55,000	45,331
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	8,530
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		1,000	686
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		2,000	1,305
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,641
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	85,415
			148,603
TOTAL REAL ESTATE			533,857

UTILITIES - 5.7%
Electric Utilities - 2.1%
DPL, Inc.:
4.125% 7/1/25		1,000	978
4.35% 4/15/29		2,000	1,848
Duke Energy Carolinas LLC 3.95% 11/15/28		65,000	62,092
NextEra Energy Partners LP 4.5% 9/15/27 (b)		1,000	941
Northern States Power Co. 2.25% 4/1/31		80,000	66,762
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		45,000	41,776
PG&E Corp.:
5% 7/1/28		2,000	1,917
5.25% 7/1/30		3,000	2,858
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	63,302
			242,474
Independent Power and Renewable Electricity Producers - 1.1%
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	7,097
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,634
The AES Corp.:
1.375% 1/15/26		70,000	65,366
2.45% 1/15/31		68,000	55,838
			131,935
Multi-Utilities - 2.5%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		75,000	68,332
Dominion Energy, Inc. 2.25% 8/15/31		80,000	64,707
NiSource, Inc. 1.7% 2/15/31		120,000	95,238
Puget Energy, Inc. 4.224% 3/15/32		60,000	53,341
			281,618
TOTAL UTILITIES			656,027

TOTAL NONCONVERTIBLE BONDS			5,094,717
TOTAL CORPORATE BONDS (Cost $5,356,844)			5,124,629

U.S. Treasury Obligations - 25.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41 (g)	36,000	25,734
2.25% 2/15/52	1,170,000	732,661
3.375% 8/15/42	80,000	66,834
3.625% 2/15/53	113,000	94,642
4.25% 2/15/54	132,000	123,812
4.625% 5/15/54	40,000	39,950
U.S. Treasury Notes:
3.375% 5/15/33	375,000	344,180
3.5% 2/15/33	715,000	663,861
3.625% 3/31/30	200,000	190,961
3.75% 5/31/30	100,000	96,027
4% 1/31/29	150,000	146,713
4% 1/31/31	79,000	76,716
4% 2/15/34	58,000	55,762
4.125% 8/31/30	115,000	112,565
4.375% 11/30/30	164,000	162,751
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,323,899)		2,933,169

U.S. Government Agency - Mortgage Securities - 32.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.8%
2% 1/1/37 to 11/1/40	165,179	143,276
2.5% 10/1/51 to 1/1/52	117,361	95,131
3% 5/1/52	22,532	18,963
4% 1/1/51	23,681	21,758
5% 12/1/52	46,029	44,355
TOTAL FANNIE MAE		323,483
Freddie Mac - 2.0%
1.5% 4/1/51	46,767	34,477
2.5% 9/1/51 to 12/1/51	77,462	62,887
3% 5/1/35 to 5/1/51	64,377	57,841
4.5% 12/1/52	44,457	41,633
5.5% 3/1/54	24,667	24,279
TOTAL FREDDIE MAC		221,117
Ginnie Mae - 6.0%
2% 2/20/51	21,324	17,085
2% 6/1/54 (c)	50,000	40,034
2% 6/1/54 (c)	50,000	40,034
2% 6/1/54 (c)	25,000	20,017
2% 6/1/54 (c)	100,000	80,068
2% 7/1/54 (c)	50,000	40,071
2.5% 6/1/54 (c)	50,000	41,646
2.5% 6/1/54 (c)	75,000	62,470
2.5% 6/1/54 (c)	50,000	41,646
2.5% 7/1/54 (c)	100,000	83,355
3% 6/1/54 (c)	50,000	43,188
3% 6/1/54 (c)	25,000	21,594
3.5% 6/1/54 (c)	25,000	22,300
3.5% 6/1/54 (c)	25,000	22,300
3.5% 7/1/54 (c)	50,000	44,623
4.5% 4/20/53	49,182	46,474
5% 6/1/54 (c)	25,000	24,249
TOTAL GINNIE MAE		691,154
Uniform Mortgage Backed Securities - 21.8%
2% 6/1/54 (c)	250,000	192,715
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	100,000	77,086
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 6/1/54 (c)	50,000	38,543
2% 7/1/54 (c)	300,000	231,504
2% 7/1/54 (c)	100,000	77,168
2% 7/1/54 (c)	50,000	38,584
2% 7/1/54 (c)	50,000	38,584
2.5% 6/1/54 (c)	100,000	80,691
2.5% 6/1/54 (c)	50,000	40,346
2.5% 6/1/54 (c)	50,000	40,346
2.5% 6/1/54 (c)	50,000	40,346
2.5% 6/1/54 (c)	25,000	20,173
2.5% 6/1/54 (c)	50,000	40,346
2.5% 7/1/54 (c)	100,000	80,762
2.5% 7/1/54 (c)	50,000	40,381
2.5% 7/1/54 (c)	50,000	40,381
3% 6/1/54 (c)	150,000	126,082
3% 6/1/54 (c)	50,000	42,027
3% 7/1/54 (c)	100,000	84,105
3% 7/1/54 (c)	50,000	42,053
3% 7/1/54 (c)	50,000	42,053
3.5% 6/1/54 (c)	100,000	87,629
3.5% 6/1/54 (c)	100,000	87,629
3.5% 7/1/54 (c)	100,000	87,559
4% 6/1/54 (c)	50,000	45,350
4% 6/1/54 (c)	50,000	45,350
4% 7/1/54 (c)	50,000	45,365
4.5% 6/1/54 (c)	25,000	23,403
5.5% 6/1/54 (c)	50,000	49,182
5.5% 6/1/54 (c)	50,000	49,182
6.5% 6/1/54 (c)	250,000	254,111
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,498,837
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,767,124)		3,734,591

Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(d)(e)	250,000	250,549
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(d)(e)	250,000	250,353
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(d)(e)	100,000	100,216
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	47,875	43,092
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(d)(e)	320,000	320,792
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	53,030
TOTAL ASSET-BACKED SECURITIES (Cost $1,011,648)		1,018,032

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0815% 8/15/36 (b)(d)(e) (Cost $121,344)	125,000	120,039

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
2.2% 2/15/34(Reg. S)	EUR	5,000	5,219
4.75% 7/4/34	EUR	2,000	2,565
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,813)			7,784

Common Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	12	999
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc. Class A	47	1,191
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (h)	19	1,360
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	31	1,769
TOTAL COMMON STOCKS (Cost $5,701)		5,319

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(i)	1,000	970
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (d)(e)(i)	4,987	4,283
Hotels, Restaurants & Leisure - 0.1%
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (d)(e)(i)	4,979	4,382
Specialty Retail - 0.1%
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8/23/29 (e)(i)(j)	5,000	4,763
TOTAL CONSUMER DISCRETIONARY		14,398
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (d)(e)(f)(i)	2,985	742
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(k)	475	472
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(k)	310	308
		1,522
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (d)(e)(i)	1,992	1,758
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (d)(e)(i)	2,000	1,961
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (d)(e)(i)	388	390
		2,351
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (d)(e)(i)	997	901
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (d)(e)(i)	2,972	2,809
TOTAL BANK LOAN OBLIGATIONS (Cost $25,197)		23,739

Preferred Securities - 1.1%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica Europe BV 2.502% (Reg. S) (d)(l)	EUR	100,000	101,859
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (d)(e)(l)		5,000	4,977
FINANCIALS - 0.1%
Banks - 0.1%
Citigroup, Inc. 7.125% (d)(l)		5,000	4,986
M&T Bank Corp.:
3.5% (d)(l)		1,000	823
5.125% (d)(l)		1,000	939
			6,748
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 7.5% (d)(l)		5,000	5,137
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (d)(l)		5,000	4,402
TOTAL FINANCIALS			16,287
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (d)		3,000	2,980
Aircastle Ltd. 5.25% (b)(d)(l)		1,000	950
			3,930
TOTAL PREFERRED SECURITIES (Cost $120,732)			127,053

Money Market Funds - 11.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $1,338,474)	1,338,207	1,338,474

TOTAL INVESTMENT IN SECURITIES - 125.9% (Cost $15,078,776)	14,432,829
NET OTHER ASSETS (LIABILITIES) - (25.9)%	(2,968,217)
NET ASSETS - 100.0%	11,464,612

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(50,000)	(40,034)
2.5% 6/1/54	(100,000)	(83,293)
2.5% 6/1/54	(50,000)	(41,646)
3.5% 6/1/54	(50,000)	(44,600)

TOTAL GINNIE MAE		(209,573)

Uniform Mortgage Backed Securities
2% 6/1/54	(300,000)	(231,258)
2% 6/1/54	(100,000)	(77,086)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(50,000)	(38,543)
2.5% 6/1/54	(100,000)	(80,691)
2.5% 6/1/54	(50,000)	(40,346)
2.5% 6/1/54	(50,000)	(40,346)
2.5% 6/1/54	(50,000)	(40,346)
3% 6/1/54	(100,000)	(84,055)
3% 6/1/54	(50,000)	(42,027)
3% 6/1/54	(50,000)	(42,027)
3.5% 6/1/54	(100,000)	(87,629)
3.5% 6/1/54	(100,000)	(87,629)
4% 6/1/54	(50,000)	(45,350)
5.5% 6/1/54	(50,000)	(49,182)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,140,687)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,354,975)		(1,350,260)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Sep 2024	203,703	(189)	(189)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Sep 2024	211,594	(644)	(644)

TOTAL PURCHASED					(833)

Sold

Bond Index Contracts
Eurex Euro-Schatz Contracts (Germany)	1	Sep 2024	114,191	(544)	(544)

TOTAL FUTURES CONTRACTS					(1,377)
The notional amount of futures purchased as a percentage of Net Assets is 3.6%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	401,175	EUR	371,000	Goldman Sachs Bank USA	8/22/24	(2,862)
USD	115,212	GBP	92,000	Bank of America, N.A.	8/22/24	(2,068)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(4,930)
Unrealized Appreciation						0
Unrealized Depreciation						(4,930)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,392,354 or 20.9% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,896.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,117,825	2,638,011	2,417,362	58,932	-	-	1,338,474	0.0%
Total	1,117,825	2,638,011	2,417,362	58,932	-	-	1,338,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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